Annual Fund Operating Expenses - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	Sep. 28, 2020	[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.23%	[3],[4]
Other Expenses (as a percentage of Assets):	0.35%	[3]
Expenses (as a percentage of Assets)	1.10%	[4]
Fee Waiver or Reimbursement	(0.18%)	[1],[5]
Net Expenses (as a percentage of Assets)	0.92%	[1],[5]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.26%	[3],[4]
Other Expenses (as a percentage of Assets):	0.38%	[3]
Expenses (as a percentage of Assets)	1.88%	[4]
Fee Waiver or Reimbursement	(0.21%)	[1],[5]
Net Expenses (as a percentage of Assets)	1.67%	[1],[5]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.21%	[3],[4]
Other Expenses (as a percentage of Assets):	0.33%	[3]
Expenses (as a percentage of Assets)	0.83%	[4]
Fee Waiver or Reimbursement	(0.16%)	[1],[5]
Net Expenses (as a percentage of Assets)	0.67%	[1],[5]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 37, BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through December 31, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.
[3]	Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses to reflect current fees.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 37, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.67% (for Investor C Shares) and 0.67% (for Institutional Shares) of the Fund’s average daily net assets through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.